Shareholder Report, Holdings (Details)	Jul. 31, 2025
Columbia Income Opportunities Fund - Class A | Columbia Short Duration High Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Income Opportunities Fund - Class A | Picard Midco, Inc.03/31/2029 6.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Class A | CCO Holdings LLC/Capital Corp.03/01/2030 4.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Class A | Mozart Debt Merger Sub, Inc.10/01/2029 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Class A | HUB International, Ltd.06/15/2030 7.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Income Opportunities Fund - Class A | Venture Global Plaquemines LNG LLC01/15/2036 6.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Income Opportunities Fund - Class A | Aretec Escrow Issuer 2, Inc.08/15/2030 10.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Income Opportunities Fund - Class A | CCO Holdings LLC/Capital Corp.08/15/2030 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Income Opportunities Fund - Class A | Hudbay Minerals, Inc.04/01/2029 6.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Income Opportunities Fund - Class A | ZoomInfo Technologies LLC/Finance Corp.02/01/2029 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Income Opportunities Fund - Class A | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.40%
Columbia Income Opportunities Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Income Opportunities Fund - Class A | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Income Opportunities Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Income Opportunities Fund - Class A | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Income Opportunities Fund - Class C | Columbia Short Duration High Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Income Opportunities Fund - Class C | Picard Midco, Inc.03/31/2029 6.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Class C | CCO Holdings LLC/Capital Corp.03/01/2030 4.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Class C | Mozart Debt Merger Sub, Inc.10/01/2029 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Class C | HUB International, Ltd.06/15/2030 7.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Income Opportunities Fund - Class C | Venture Global Plaquemines LNG LLC01/15/2036 6.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Income Opportunities Fund - Class C | Aretec Escrow Issuer 2, Inc.08/15/2030 10.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Income Opportunities Fund - Class C | CCO Holdings LLC/Capital Corp.08/15/2030 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Income Opportunities Fund - Class C | Hudbay Minerals, Inc.04/01/2029 6.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Income Opportunities Fund - Class C | ZoomInfo Technologies LLC/Finance Corp.02/01/2029 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Income Opportunities Fund - Class C | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.40%
Columbia Income Opportunities Fund - Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Income Opportunities Fund - Class C | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Income Opportunities Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Income Opportunities Fund - Class C | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Income Opportunities Fund - Institutional Class | Columbia Short Duration High Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Income Opportunities Fund - Institutional Class | Picard Midco, Inc.03/31/2029 6.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Institutional Class | CCO Holdings LLC/Capital Corp.03/01/2030 4.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Institutional Class | Mozart Debt Merger Sub, Inc.10/01/2029 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Institutional Class | HUB International, Ltd.06/15/2030 7.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Income Opportunities Fund - Institutional Class | Venture Global Plaquemines LNG LLC01/15/2036 6.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Income Opportunities Fund - Institutional Class | Aretec Escrow Issuer 2, Inc.08/15/2030 10.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Income Opportunities Fund - Institutional Class | CCO Holdings LLC/Capital Corp.08/15/2030 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Income Opportunities Fund - Institutional Class | Hudbay Minerals, Inc.04/01/2029 6.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Income Opportunities Fund - Institutional Class | ZoomInfo Technologies LLC/Finance Corp.02/01/2029 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Income Opportunities Fund - Institutional Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.40%
Columbia Income Opportunities Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Income Opportunities Fund - Institutional Class | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Income Opportunities Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Income Opportunities Fund - Institutional Class | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Income Opportunities Fund - Institutional 2 Class | Columbia Short Duration High Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Income Opportunities Fund - Institutional 2 Class | Picard Midco, Inc.03/31/2029 6.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Institutional 2 Class | CCO Holdings LLC/Capital Corp.03/01/2030 4.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Institutional 2 Class | Mozart Debt Merger Sub, Inc.10/01/2029 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Institutional 2 Class | HUB International, Ltd.06/15/2030 7.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Income Opportunities Fund - Institutional 2 Class | Venture Global Plaquemines LNG LLC01/15/2036 6.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Income Opportunities Fund - Institutional 2 Class | Aretec Escrow Issuer 2, Inc.08/15/2030 10.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Income Opportunities Fund - Institutional 2 Class | CCO Holdings LLC/Capital Corp.08/15/2030 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Income Opportunities Fund - Institutional 2 Class | Hudbay Minerals, Inc.04/01/2029 6.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Income Opportunities Fund - Institutional 2 Class | ZoomInfo Technologies LLC/Finance Corp.02/01/2029 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Income Opportunities Fund - Institutional 2 Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.40%
Columbia Income Opportunities Fund - Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Income Opportunities Fund - Institutional 2 Class | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Income Opportunities Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Income Opportunities Fund - Institutional 2 Class | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Income Opportunities Fund - Institutional 3 Class | Columbia Short Duration High Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Income Opportunities Fund - Institutional 3 Class | Picard Midco, Inc.03/31/2029 6.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Institutional 3 Class | CCO Holdings LLC/Capital Corp.03/01/2030 4.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Institutional 3 Class | Mozart Debt Merger Sub, Inc.10/01/2029 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Institutional 3 Class | HUB International, Ltd.06/15/2030 7.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Income Opportunities Fund - Institutional 3 Class | Venture Global Plaquemines LNG LLC01/15/2036 6.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Income Opportunities Fund - Institutional 3 Class | Aretec Escrow Issuer 2, Inc.08/15/2030 10.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Income Opportunities Fund - Institutional 3 Class | CCO Holdings LLC/Capital Corp.08/15/2030 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Income Opportunities Fund - Institutional 3 Class | Hudbay Minerals, Inc.04/01/2029 6.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Income Opportunities Fund - Institutional 3 Class | ZoomInfo Technologies LLC/Finance Corp.02/01/2029 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Income Opportunities Fund - Institutional 3 Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.40%
Columbia Income Opportunities Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Income Opportunities Fund - Institutional 3 Class | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Income Opportunities Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Income Opportunities Fund - Institutional 3 Class | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Income Opportunities Fund - Class S | Columbia Short Duration High Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Income Opportunities Fund - Class S | Picard Midco, Inc.03/31/2029 6.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Class S | CCO Holdings LLC/Capital Corp.03/01/2030 4.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Class S | Mozart Debt Merger Sub, Inc.10/01/2029 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Class S | HUB International, Ltd.06/15/2030 7.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Income Opportunities Fund - Class S | Venture Global Plaquemines LNG LLC01/15/2036 6.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Income Opportunities Fund - Class S | Aretec Escrow Issuer 2, Inc.08/15/2030 10.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Income Opportunities Fund - Class S | CCO Holdings LLC/Capital Corp.08/15/2030 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Income Opportunities Fund - Class S | Hudbay Minerals, Inc.04/01/2029 6.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Income Opportunities Fund - Class S | ZoomInfo Technologies LLC/Finance Corp.02/01/2029 3.875% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Income Opportunities Fund - Class S | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.40%
Columbia Income Opportunities Fund - Class S | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Income Opportunities Fund - Class S | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Income Opportunities Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Income Opportunities Fund - Class S | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%